RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - Nistec [Member] ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ILS (₪)
Related Party Transaction [Line Items]
Percentage discount on purchases	10.00%	10.00%
Percentage of mark up related to actual price of purchase	20.00%	20.00%
Percentage of discount on excess inventory	50.00%	50.00%
Percentage of standard discount	5.00%	5.00%
Percentage of commission	14.25%	14.25%
Percentage of bonus given to officers	2.00%	2.00%
Managements fees | $	$ 25
NIS [Member]
Related Party Transaction [Line Items]
Total purchases		₪ 300
Bonus		200
Reimbursement expense		10
Managements fees		90
NIS [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payment for lease of car		₪ 250